John L. Reizian
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut  06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-1778
John.Reizian@LFG.com

March 4, 2010                                                                                                           VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-0506

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338,
333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960,
333-146507;  811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882,
333-125792, 333-125991, 333-145235, 333-145239; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482,
333-118481, 333-115883; 333-156123; 811-21028
Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789,
333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917; 333-155333;
811-08559
LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786,
333-141768, 333-141772, 333-141776; 333-149053; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769;
811-09257
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787,
333-141770, 333-141774, 333-141778; 811-21029
Lincoln Life Flexible Premium Variable Life Account JF-A: File No. 333-144268, 333-144269, 333-144271, 333144273, 333-144274, 333-144275; 811-04160
Lincoln Life Flexible Premium Variable Life Account JF-C: File No. 333-144270, 333-144264; 811-08230

CG Variable Life Insurance Separate Account I: File No. 033-84426; 811-08780
CG Variable Life Insurance Separate Account II: File No. 033-89238; 811-08970
Variable Life B of ING Life Insurance and Annuity Company: File No. 033-75248, 033-76004, 033-76018,
033-64277, 333-27337; 811-04536

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618; 811-01434
Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592,
333-63505, 333-135219; 811-05721
Lincoln National Variable Annuity Account L: 333-04999; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-119165;
333-135039, 333-138190, 333-149434; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-05869
Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855
Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231
Lincoln Life Variable Annuity Account JL-A: File No. 333-141888; 811-02188
Lincoln Life Variable Annuity Account JF-I: File No. 333-144276, 333-144277; 811-09779
Lincoln Life Variable Annuity Account JF-II: File No. 333-144278; 811-08374

Lincoln Life & Annuity Variable Annuity Account JA-B: 033-77496; 811-08470
Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754,
333-141763, 333-141766, 333-147675, 333-148207, 333-147710; 811-08441
Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785
Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760,
333-141765, 333-141762, 333-145531, 333-148208, 333-147673, 333-147711, 333-149449; 811-09763
First UNUM America Group VA I, VA II, VA III: 033-43763, 033-45845, 033-45850; 811-06455
UNUM America Group VA I, VA II, VA III: 033-47786, 033-45846, 033-45851; 811-05803

Commissioners: As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information (“Semi-Annual Report”) for the period ending December 31, 2009; for each of the management investment companies (the “Underlying Funds”) issuing securities held by the Account.  We understand that the Underlying Funds have filed or will file their Semi-Annual Reports with the Commission under separate cover.  If you have questions or comments, please contact me at (860) 466-1539.

Very truly yours,

/s/ John L. Rizian

John L. Reizian
Vice President and Associate General Counsel